Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income tax payable (in Dollars)					$ 299,018	$ 833,044
Deferred tax asset, net (in Dollars)						$ 215,937
Net operating loss (in Dollars)					$ 6,800,000
Effective tax rate	0.00%	25.50%	(0.10%)	19.20%	(3.07%)	2.71%
Federal statutory tax rate			21.00%		21.00%	21.00%
State statutory tax rate			21.00%		6.81%	6.98%